Form 5500, Schedule H, Line 4(i)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Line 4(i)

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Fair Value
*	Vanguard	U.S. Income Fund	**	$8,980,227
*	Vanguard	International Growth Fund Adm.	**	17,101,514
*	Vanguard	International Value Fund	**	7,570,340
*	Vanguard	Treasury MM	**	460,041
*	Vanguard	U.S. Growth Adm	**	60,265,142
*	Vanguard	Windsor II Fund	**	29,208,965
*	Vanguard	Participant Self-Directed Brokerage Account	**	11,861,179
*	SSG	Total International Stock Fund	**	13,996,006
*	SSG	Small-Mid-Cap Index Fund	**	42,126,336
*	SSG	S&P 500 Index Fund	**	128,320,280
*	SSG	U.S. Bond Index	**	22,207,825
*	Vanguard	Retirement Savings Trust III	**	58,825,319
*	Vanguard	Target Retirement 2020 Trust II	**	27,010,306
*	Vanguard	Target Retirement 2025 Trust II	**	57,794,309
*	Vanguard	Target Retirement 2030 Trust II	**	73,144,224
*	Vanguard	Target Retirement 2035 Trust II	**	72,464,292
*	Vanguard	Target Retirement 2040 Trust II	**	61,787,165
*	Vanguard	Target Retirement 2045 Trust II	**	51,321,739
*	Vanguard	Target Retirement 2050 Trust II	**	41,963,542
*	Vanguard	Target Retirement 2055 Trust II	**	28,455,697
*	Vanguard	Target Retirement 2060 Trust II	**	16,190,438
*	Vanguard	Target Retirement 2065 Trust II	**	6,434,902
*	Vanguard	Target Retirement 2070 Trust II	**	844,734
*	Vanguard	Target Retirement Income Trust II	**	14,553,930
*	Mettler-Toledo, Inc.	Mettler-Toledo Stock Fund - 16,057 shares	**	22,386,167
*	Participant Loan Receivables	Various ranging from 3.25% to 9.50%	$—	7,394,493
		Total		$882,669,112
*	Denotes party-in-interest
**	Cost omitted for participant directed investments